Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares subject to option
Beginning Balance (shares)	48,420,255
Granted (shares)	0
Exercised (shares)	(10,862,315)
Canceled/Expired (shares)	(1,822,676)
Ending Balance (shares)	35,735,264	48,420,255
Vested and expected to vest (shares)	35,734,694
Exercisable (shares)	33,703,283
Weighted-average exercise price
Beginning Balance (usd per share)	$ 33.06
Granted (usd per share)	0.00
Exercised (usd per share)	30.15
Canceled/Expired (usd per share)	40.36
Ending Balance (usd per share)	33.57	$ 33.06
Vested and expected to vest (usd per share)	33.57
Exercisable (usd per share)	$ 34.27
Weighted-average remaining contractual term (in years)
Weighted- average remaining contractual term (in years)	3 years 4 months 24 days	4 years 2 months 12 days
Vested and expected to vest	3 years 4 months 24 days
Exercisable	3 years 2 months 12 days